United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/18

Date of Reporting Period: Quarter ended 09/30/17

Item 1.	Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—98.4%
		Aerospace/Defense—1.7%
$2,457,353		Engility Corp., Term Loan—1st Lien, 4.522%, (3-month USLIBOR +3.250%), 8/12/2023	$2,489,618
3,814,965		TransDigm, Inc., Term Loan—1st Lien, 4.268%, (3-month USLIBOR +3.000%), 5/14/2022	3,828,623
6,924,875		TransDigm, Inc., Term Loan—1st Lien, 4.269%, (3-month USLIBOR +3.000%), 6/9/2023	6,951,501
967,500		TransDigm, Inc., Term Loan—1st Lien, 4.327%, (3-month USLIBOR +3.000%), 6/4/2021	971,128
		TOTAL	14,240,870
		Automotive—2.6%
529,375		Allison Transmission, Inc., Term Loan—1st Lien, 3.240%, (3-month USLIBOR +2.000%), 9/23/2022	531,858
2,962,500		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 3.490%, (3-month USLIBOR +2.250%), 4/6/2024	2,958,812
4,000,000		Dragon Merger Sub LLC, Term Loan—1st Lien, 5.313%, (3-month USLIBOR +4.000%), 7/24/2024	4,039,180
4,000,000		Dragon Merger Sub LLC, Term Loan—2nd Lien, 9.563%, (3-month USLIBOR +8.250%), 7/24/2025	4,020,000
3,481,368		Gates Global LLC, Term Loan—1st Lien, 4.583%, (3-month USLIBOR +3.250%), 4/1/2024	3,500,742
4,410,000		TI Group Auto Systems LLC, Term Loan—1st Lien, 3.989%, (3-month USLIBOR +2.750%), 6/30/2022	4,423,781
2,381,984		Tower Automotive Holdings, Term Loan—1st Lien, 4.000%, (3-month USLIBOR +2.750%), 3/7/2024	2,390,928
		TOTAL	21,865,301
		Building Materials—1.3%
1,990,000		Abc Supply Co., Inc., Term Loan—1st Lien, 3.735%, (3-month USLIBOR +2.500%), 10/31/2023	2,000,567
1,965,000		Beacon Roofing Supply, Inc., Term Loan—1st Lien, 3.987%, (3-month USLIBOR +2.750%), 10/1/2022	1,977,281
2,000,000		CD&R Waterworks Merger Sub LLC, Term Loan—1st Lien, 4.334%, (3-month USLIBOR +3.000%), 8/1/2024	2,006,880
1,888,902		HD Supply, Inc., Term Loan, 3.583%, (3-month USLIBOR +2.250%), 8/13/2021	1,899,234
1,985,000		HD Supply, Inc., Term Loan, 3.833%, (3-month USLIBOR +2.250%), 10/17/2023	1,999,064
1,175,367		Ply Gem Industries, Inc., Term Loan—1st Lien, 4.333%, (3-month USLIBOR +3.000%), 2/1/2021	1,190,059
		TOTAL	11,073,085
		Cable Satellite—2.9%
2,992,500		Altice Financing SA, Term Loan—1st Lien, 4.054%, (3-month USLIBOR +2.750%), 7/15/2025	3,000,610
6,378,594		Altice US Finance I Corp., Term Loan—1st Lien, 3.484%, (3-month USLIBOR +2.250%), 7/28/2025	6,359,458
1,890,760		Charter Communications Operating LLC, Term Loan—1st Lien, 3.240%, (3-month USLIBOR +2.000%), 7/1/2020	1,899,325
985,000		Charter Communications Operating LLC, Term Loan—1st Lien, 3.490%, (3-month USLIBOR +2.250%), 1/15/2024	990,063
1,963,828		CSC Holdings LLC, Term Loan—1st Lien, 3.484%, (3-month USLIBOR +2.250%), 7/17/2025	1,955,933
2,420,407		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 4.071%, (3-month USLIBOR +2.750%), 6/30/2019	2,416,111
4,000,000		Unitymedia Finance LLC, Term Loan—1st Lien, 3.487%, (3-month USLIBOR +2.250%), 9/30/2025	3,993,760
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 3.984%, (3-month USLIBOR +2.750%), 1/31/2025	3,516,415
		TOTAL	24,131,675
		Chemicals—2.9%
3,990,000		Alpha 3 BV, Term Loan—1st Lien, 4.333%, (3-month USLIBOR +3.000%), 1/31/2024	4,008,294
2,992,500		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 3.333%, (3-month USLIBOR +2.000%), 6/1/2024	3,010,425
1,774,889		Huntsman International LLC, Term Loan—1st Lien, 4.235%, (3-month USLIBOR +3.000%), 4/1/2023	1,786,257
732,445		MacDermid, Inc., Term Loan—1st Lien, 4.235%, (3-month USLIBOR +3.000%), 6/7/2023	737,177
2,317,387		MacDermid, Inc., Term Loan—1st Lien, 4.739%, (3-month USLIBOR +3.500%), 6/7/2020	2,326,807
5,000,000		Oxea Corp., Term Loan—1st Lien, 4.834%, (3-month USLIBOR +3.500%), 10/11/2024	5,018,750
4,415,453		Oxea SARL, Term Loan—1st Lien, 4.482%, (3-month USLIBOR +3.250%), 1/15/2020	4,428,147
1,980,000		PQ Corp., Term Loan—1st Lien, 4.562%, (3-month USLIBOR +3.250%), 11/4/2022	2,000,681
990,000		Versum Materials, Inc., Term Loan—1st Lien, 3.833%, (3-month USLIBOR +2.500%), 9/29/2023	993,406
		TOTAL	24,309,944
		Consumer Cyclical Services—3.3%
4,488,750		Constellis Holdings LLC, Term Loan—1st Lien, 6.333%, (3-month USLIBOR +5.000%), 4/21/2024	4,497,167

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Consumer Cyclical Services—continued
$3,000,000		Constellis Holdings LLC, Term Loan—2nd Lien, 10.264%, (3-month USLIBOR +9.000%), 4/21/2025	$2,978,130
3,417,288		Garda World Security Corp., Term Loan—1st Lien, 5.315%, (3-month USLIBOR +4.000%), 5/24/2024	3,456,450
3,870,062		Hearthside Group Holdings LLC, Term Loan—1st Lien, 4.239%, (3-month USLIBOR +3.000%), 6/2/2021	3,886,181
1,550,865		KAR Auction Services, Inc., Term Loan—1st Lien, 3.875%, (3-month USLIBOR +2.500%), 3/9/2023	1,561,768
3,970,000		ServiceMaster Co. LLC, Term Loan—1st Lien, 3.739%, (3-month USLIBOR +2.500%), 11/8/2023	3,991,835
3,883,769		USAGM HoldCo LLC, Term Loan—1st Lien, 5.083%, (3-month USLIBOR +3.750%), 7/28/2022	3,880,137
3,000,000		USAGM HoldCo LLC, Term Loan—2nd Lien, 9.811%, (3-month USLIBOR +8.500%), 7/28/2023	2,988,750
		TOTAL	27,240,418
		Consumer Products—3.3%
4,000,000		Diamond BC BV, Term Loan—1st Lien, 4.316%, (3-month USLIBOR +3.000%), 9/6/2024	3,993,400
5,288,767		Freedom Group, Inc., Term Loan—1st Lien, 5.500%, (3-month USLIBOR +4.250%), 4/19/2019	4,121,933
3,171,591		Party City Holdings, Inc., Term Loan—1st Lien, 4.319%, (3-month USLIBOR +3.000%), 8/19/2022	3,188,638
1,342,327		Prestige Brands, Inc., Term Loan—1st Lien, 3.989%, (3-month USLIBOR +2.750%), 1/26/2024	1,350,595
2,985,000		Serta Simmons Bedding LLC, Term Loan—1st Lien, 4.830%, (3-month USLIBOR +3.500%), 11/8/2023	2,905,047
4,746,667		Serta Simmons Bedding LLC, Term Loan—2nd Lien, 9.312%, (3-month USLIBOR +8.000%), 11/8/2024	4,583,524
4,707,369		SRAM LLC, Term Loan—1st Lien, 4.584%, (3-month USLIBOR +3.250%), 3/15/2024	4,716,195
—		Water PIK, Inc., Term Loan—2nd Lien, 10.046%, (3-month USLIBOR +8.750%), 1/9/2021	0
2,507,692		Welbilt, Inc., Term Loan—1st Lien, 3.981%, (3-month USLIBOR +2.750%), 3/3/2023	2,527,014
		TOTAL	27,386,346
		Diversified Manufacturing—1.8%
3,855,933		Dynacast International LLC, Term Loan—1st Lien, 4.583%, (3-month USLIBOR +3.250%), 1/28/2022	3,881,247
2,000,000		Dynacast International LLC, Term Loan—2nd Lien, 9.833%, (3-month USLIBOR +8.500%), 1/30/2023	2,010,000
1,086,505		Entegris, Inc., Term Loan—1st Lien, 3.489%, (3-month USLIBOR +2.750%), 4/30/2021	1,091,937
5,798,600		Gardner Denver, Inc., Term Loan—1st Lien, 4.083%, (3-month USLIBOR +2.750%), 7/30/2024	5,812,517
1,985,000		Milacron LLC, Term Loan—1st Lien, 4.239%, (3-month USLIBOR +3.000%), 9/28/2023	1,996,583
		TOTAL	14,792,284
		Environmental—0.1%
1,000,000		Wrangler Buyer Corp., Term Loan—1st Lien, 4.334%, (3-month USLIBOR +3.000%), 9/20/2024	1,006,455
		Finance Companies—0.4%
2,992,500		Avolon Holdings Ltd., Term Loan—1st Lien, 3.986%, (3-month USLIBOR +2.750%), 4/3/2022	3,002,196
		Financial Institutions—2.2%
2,985,000		Acrisure LLC, Term Loan—1st Lien, 6.272%, (3-month USLIBOR +4.750%), 11/22/2023	3,026,044
493,750		Sedgwick Claims Management Services, Inc., Term Loan—1st Lien, 4.583%, (3-month USLIBOR +3.250%), 3/1/2021	496,604
2,890,163		Sedgwick, Inc., Term Loan—1st Lien, 3.989%, (3-month USLIBOR +2.750%), 3/1/2021	2,898,833
3,000,000		Sedgwick, Inc., Term Loan—2nd Lien, 6.985%, (3-month USLIBOR +5.750%), 2/28/2022	3,035,625
4,000,000		Sedgwick, Inc., Term Loan—2nd Lien, 7.067%, (3-month USLIBOR +5.750%), 2/28/2022	4,045,000
2,962,500		WEX, Inc., Term Loan—1st Lien, 3.985%, (3-month USLIBOR +2.750%), 6/30/2023	2,997,991
1,940,000		York Risk Services Group, Inc., Term Loan—1st Lien, 4.989%, (3-month USLIBOR +3.750%), 10/1/2021	1,911,870
		TOTAL	18,411,967
		Food & Beverage—2.7%
2,418,214		Aramark Services, Inc., Term Loan—1st Lien, 3.239%, (3-month USLIBOR +2.000%), 3/28/2024	2,429,810
5,882,112		Del Monte Foods, Inc., Term Loan—1st Lien, 4.575%, (3-month USLIBOR +3.250%), 2/18/2021	5,074,380
3,000,000		Del Monte Pacific Ltd., Term Loan—2nd Lien, 8.690%, (3-month USLIBOR +7.250%), 8/18/2021	1,537,500
4,367,000		Pinnacle Foods Finance LLC, Term Loan—1st Lien, 3.232%, (3-month USLIBOR +2.000%), 2/2/2024	4,384,271
4,987,500		Post Holdings, Inc., Term Loan—1st Lien, 3.490%, (3-month USLIBOR +2.250%), 5/24/2024	5,005,156
3,841,375		U.S. Foodservice, Inc., Term Loan—1st Lien, 3.989%, (3-month USLIBOR +2.750%), 6/27/2023	3,868,822
		TOTAL	22,299,939
		Gaming—3.8%
1,234,871		Affinity Gaming LLC, Term Loan—1st Lien, 4.833%, (3-month USLIBOR +3.500%), 7/1/2023	1,240,274

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 9.526%, (3-month USLIBOR +8.250%), 9/14/2024	$3,043,755
1,469,174		American Casino & Entertainment, Term Loan—1st Lien, 4.489%, (3-month USLIBOR +3.250%), 7/7/2022	1,473,772
1,950,459		Boyd Gaming Corp., Term Loan—1st Lien, 3.694%, (3-month USLIBOR +2.500%), 9/15/2023	1,959,236
4,000,000		Caesars Entertainment Corp., Term Loan—1st Lien, 3.834%, (3-month USLIBOR +2.500%), 4/4/2024	4,008,340
2,763,793		Eldorado Resorts, Inc., Term Loan—1st Lien, 3.563%, (3-month USLIBOR +2.250%), 4/17/2024	2,765,520
3,000,000		Golden Entertainment, Inc., Term Loan—1st Lien, 4.334%, (3-month USLIBOR +3.000%), 8/15/2024	2,985,945
492,500		MGM Growth Properties, Term Loan—1st Lien, 3.489%, (3-month USLIBOR +2.250%), 4/25/2023	494,596
5,955,000		Mohegan Tribal Gaming Authority, 5.239%, (3-month USLIBOR +4.000%), 10/13/2023	6,023,602
995,000		Penn National Gaming, Inc., Term Loan—1st Lien, 3.735%, (3-month USLIBOR +2.500%), 1/19/2024	1,001,288
1,436,250		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 4.083%, (3-month USLIBOR +2.750%), 5/14/2020	1,442,232
2,870,006		Station Casinos LLC, Term Loan—1st Lien, 3.740%, (3-month USLIBOR +2.500%), 6/8/2023	2,876,033
1,630,000		Tropicana Entertainment, Inc., Term Loan—1st Lien, 4.235%, (3-month USLIBOR +3.000%), 11/27/2020	1,642,225
		TOTAL	30,956,818
		Health Care—16.8%
2,947,500		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 3.982%, (3-month USLIBOR +2.750%), 2/16/2023	2,971,817
2,920,126		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 4.489%, (3-month USLIBOR +3.250%), 4/28/2022	2,903,336
3,481,205		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.237%, (3-month USLIBOR +4.000%), 4/28/2022	3,482,945
2,500,000		Air Medical Group Holdings, Inc., Term Loan, 1.334%, (3-month USLIBOR +0.000%), 9/26/2025	2,502,350
8,000,000		Avantor, Inc., Term Loan—1st Lien, 5.334%, (3-month USLIBOR +4.000%), 9/7/2024	8,033,360
3,000,000		Carestream Dental LLC, Term Loan—1st Lien, 4.583%, (3-month USLIBOR +3.250%), 9/1/2024	3,000,465
1,886,644		Carestream Health, Inc., Term Loan—1st Lien, 5.333%, (3-month USLIBOR +4.000%), 6/7/2019	1,891,360
4,245,247		Carestream Health, Inc., Term Loan—2nd Lien, 9.833%, (3-month USLIBOR +8.500%), 12/7/2019	4,170,064
4,434,975		CHG Healthcare Services, Inc., Term Loan—1st Lien, 4.561%, (3-month USLIBOR +3.250%), 6/7/2023	4,483,294
208,155		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 4.067%, (3-month USLIBOR +2.750%), 12/31/2019	207,202
3,491,009		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 4.317%, (3-month USLIBOR +3.000%), 1/27/2021	3,472,890
3,990,000		Endo Luxembourg Finance, Term Loan—1st Lien, 5.500%, (3-month USLIBOR +4.250%), 4/29/2024	4,034,887
7,444,994		Envision Healthcare Corp., Term Loan—1st Lien, 4.240%, (3-month USLIBOR +3.000%), 12/1/2023	7,475,258
7,462,500		Grifols Worldwide Operations USA, Inc., Term Loan—1st Lien, 3.446%, (3-month USLIBOR +2.250%), 1/31/2025	7,484,514
246,884		HCA, Inc., Term Loan—1st Lien, 3.239%, (3-month USLIBOR +2.000%), 3/17/2023	248,042
496,256		HCA, Inc., Term Loan—1st Lien, 3.489%, (3-month USLIBOR +2.250%), 2/15/2024	499,224
3,478,084		IMS Health, Inc., Term Loan—1st Lien, 3.333%, (3-month USLIBOR +2.000%), 3/7/2024	3,501,057
1,000,000		IMS Health, Inc., Term Loan—1st Lien, 3.334%, (3-month USLIBOR +2.000%), 1/31/2025	1,006,605
3,000,000		INC Research Holdings, Inc., Term Loan—1st Lien, 3.489%, (3-month USLIBOR +2.250%), 8/1/2024	3,013,965
2,000,000		MH Sub I LLC, Term Loan—1st Lien, 4.820%, (3-month USLIBOR +3.750%), 9/13/2024	1,992,500
2,000,000		MH Sub I LLC, Term Loan—2nd Lien, 8.820%, (3-month USLIBOR +7.500%), 8/15/2025	1,991,660
9,092,219		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 4.333%, (3-month USLIBOR +3.000%), 6/7/2023	9,175,322
2,872,752		National Mentor Holdings, Inc., Term Loan—1st Lien, 4.331%, (3-month USLIBOR +3.000%), 1/31/2021	2,903,275
10,761,050		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.083%, (3-month USLIBOR +3.750%), 6/30/2021	10,810,389
3,950,000		PCI Pharma Services, Term Loan—1st Lien, 5.340%, (3-month USLIBOR +4.000%), 6/30/2023	3,952,469
3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 10.090%, (3-month USLIBOR +8.500%), 7/1/2024	2,970,000
3,950,000		Precyse Acquisition Corp., Term Loan—1st Lien, 5.739%, (3-month USLIBOR +4.500%), 10/20/2022	3,967,281
2,977,500		Press Ganey Holdings, Inc., Term Loan—1st Lien, 4.489%, (3-month USLIBOR +3.250%), 10/21/2023	2,997,047
3,000,000		Press Ganey Holdings, Inc., Term Loan—2nd Lien, 8.489%, (3-month USLIBOR +7.250%), 10/21/2024	3,060,000
3,837,013		Radnet Management, Inc., Term Loan—1st Lien, 5.060%, (3-month USLIBOR +3.250%), 6/30/2023	3,875,383
6,912,706		SteriGenics—Nordion Holdings LLC, Term Loan - 1st Lien, 4.239%, (3-month USLIBOR +3.000%), 5/15/2022	6,929,988
4,000,000		Surgery Center Holdings, Inc., Term Loan—1st Lien, 4.490%, (3-month USLIBOR +3.250%), 9/2/2024	3,973,760
6,965,000		Team Health Holdings, Inc., Term Loan—1st Lien, 3.989%, (3-month USLIBOR +2.750%), 2/6/2024	6,851,854
2,992,500		Tecostar Holdings, Inc., Term Loan—1st Lien, 5.061%, (3-month USLIBOR +3.750%), 5/2/2024	3,014,959
2,500,000		UIC Merger Sub, Inc., Term Loan—1st Lien, 4.583%, (3-month USLIBOR +3.250%), 8/30/2024	2,505,475

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$250,000		UIC Merger Sub, Inc., Term Loan—1st Lien, 8.333%, (3-month USLIBOR +7.000%), 8/30/2025	$254,063
2,580,735		Vizient, Inc., Term Loan—1st Lien, 4.739%, (3-month USLIBOR +3.500%), 2/13/2023	2,601,704
		TOTAL	138,209,764
		Independent Energy—2.3%
3,000,000		California Resources Corp., Term Loan—1st Lien, 11.609%, (3-month USLIBOR +10.375%), 12/31/2021	3,210,750
5,000,000		Chesapeake Energy Corp., Term Loan—1st Lien, 8.817%, (3-month USLIBOR +7.500%), 8/23/2021	5,403,125
1,000,000		Fieldwood Energy LLC, Term Loan—1st Lien, 8.333%, (3-month USLIBOR +7.000%), 8/31/2020	887,500
3,350,000		Fieldwood Energy LLC, Term Loan—1st Lien, 8.458%, (3-month USLIBOR +7.125%), 9/30/2020	2,345,000
891,882		Fieldwood Energy, Term Loan—1st Lien, 4.208%, (3-month USLIBOR +2.875%), 9/28/2018	823,876
2,396,305		Fieldwood Energy, Term Loan—2nd Lien, 8.458%, (3-month USLIBOR +7.125%), 9/30/2020	996,863
5,500,000		Ultra Resources, Inc., Term Loan—1st Lien, 4.309%, (3-month USLIBOR +3.000%), 4/12/2024	5,503,437
		TOTAL	19,170,551
		Industrial - Other—2.6%
2,000,000		Accudyne Industries, Term Loan—1st Lien, 5.013%, (3-month USLIBOR +3.750%), 8/2/2024	2,007,500
8,342,046		Filtration Group, Inc., Term Loan—1st Lien, 4.235%, (3-month USLIBOR +3.250%), 11/21/2020	8,406,363
3,000,000		Greenrock Finance, Inc., Term Loan—1st Lien, 4.833%, (3-month USLIBOR +3.500%), 6/28/2024	3,031,890
4,587,978		Hillman Group, Inc., Term Loan—1st Lien, 4.840%, (3-month USLIBOR +3.500%), 6/30/2021	4,609,014
2,992,500		Unifrax I LLC, Term Loan—1st Lien, 5.081%, (3-month USLIBOR +3.750%), 4/4/2024	3,015,572
		TOTAL	21,070,339
		Insurance - P&C—4.3%
5,947,818		AssuredPartners, Inc., Term Loan—1st Lien, 4.834%, (3-month USLIBOR +3.500%), 10/22/2024	5,965,156
2,992,481		Asurion LLC, Term Loan—1st Lien, 4.235%, (3-month USLIBOR +3.000%), 11/3/2023	3,009,314
2,000,000		Asurion LLC, Term Loan—2nd Lien, 7.239%, (3-month USLIBOR +6.000%), 8/4/2025	2,048,960
8,051,586		Hub International Ltd., Term Loan—1st Lien, 4.312%, (3-month USLIBOR +3.250%), 10/2/2020	8,114,146
6,959,950		NFP Corp., Term Loan—1st Lien, 4.735%, (3-month USLIBOR +3.500%), 1/8/2024	7,019,388
9,000,000		USI, Inc./NY, Term Loan—1st Lien, 4.314%, (3-month USLIBOR +3.000%), 5/16/2024	8,985,015
		TOTAL	35,141,979
		Leisure—1.2%
1,990,000		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 3.484%, (3-month USLIBOR +2.250%), 12/15/2023	1,984,776
980,000		Cedar Fair LP, Term Loan—1st Lien, 3.489%, (3-month USLIBOR +2.250%), 4/13/2024	987,963
5,486,250		Hoya Midco LLC, Term Loan—1st Lien, 5.235%, (3-month USLIBOR +4.000%), 6/30/2024	5,493,108
990,025		Live Nation Entertainment, Inc., Term Loan—1st Lien, 3.500%, (3-month USLIBOR +2.250%), 10/31/2023	993,891
492,537		Regal Cinemas Corp., Term Loan—1st Lien, 3.235%, (3-month USLIBOR +2.000%), 4/1/2022	490,589
		TOTAL	9,950,327
		Lodging—2.6%
6,982,500		Belmond Interfin Ltd., Term Loan—1st Lien, 3.989%, (3-month USLIBOR +2.750%), 7/3/2024	7,008,719
2,977,500		Four Seasons Holdings, Inc., Term Loan—1st Lien, 3.739%, (3-month USLIBOR +2.500%), 11/30/2023	3,003,092
2,156,709		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.237%, (3-month USLIBOR +2.000%), 10/25/2023	2,167,902
5,500,000		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 4.485%, (3-month USLIBOR +3.250%), 7/31/2024	5,536,107
3,990,000		RHP Hotel Properties LP, Term Loan—1st Lien, 3.560%, (3-month USLIBOR +2.250%), 5/11/2024	4,014,938
		TOTAL	21,730,758
		Media Entertainment—4.9%
1,650,000		CBS Outdoor Americas Capital LLC/Corp., Term Loan—1st Lien, 3.487%, (3-month USLIBOR +2.250%), 3/18/2024	1,660,659
1,347,241		CBS Radio, Inc., Term Loan—1st Lien, 4.737%, (3-month USLIBOR +3.500%), 10/17/2023	1,359,878
1,000,000		E.W. Scripps Co., Term Loan—1st Lien, 3.584%, (3-month USLIBOR +2.250%), 8/16/2024	1,005,005
6,982,500		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 4.333%, (3-month USLIBOR +3.000%), 5/22/2024	7,036,335
1,908,333		Entercom Radio LLC, Term Loan—1st Lien, 4.737%, (3-month USLIBOR +3.500%), 11/1/2023	1,916,444
3,575,215		Entravision, Term Loan—1st Lien, 3.839%, (3-month USLIBOR +2.500%), 5/31/2020	3,579,684
1,040,625		Lions Gate Entertainment Corp., Term Loan—1st Lien, 4.239%, (3-month USLIBOR +3.000%), 12/8/2023	1,050,162

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$1,093,750		Match Group, Inc., Term Loan—1st Lien, 3.809%, (3-month USLIBOR +2.500%), 11/16/2022	$1,103,320
1,975,000		McGraw Hill Global Education Holdings LLC, Term Loan—1st Lien, 5.239%, (3-month USLIBOR +4.000%), 5/4/2022	1,944,141
168,305		Mission Broadcasting, Inc., Term Loan—1st Lien, 3.735%, (3-month USLIBOR +2.500%), 1/17/2024	168,967
7,818,341		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 4.489%, (3-month USLIBOR +3.250%), 7/21/2022	7,824,830
2,526,507		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 8.231%, (3-month USLIBOR +7.000%), 1/23/2023	2,550,193
1,344,009		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 3.735%, (3-month USLIBOR +2.500%), 1/17/2024	1,349,291
992,513		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.235%, (3-month USLIBOR +2.000%), 10/4/2023	995,564
2,147,160		SGS International LLC, Term Loan—1st Lien, 4.502%, (3-month USLIBOR +3.250%), 10/17/2019	2,156,554
751,204		Tribune Media Co., Term Loan—1st Lien, 4.239%, (3-month USLIBOR +3.000%), 1/27/2024	753,788
60,271		Tribune Media Co., Term Loan—1st Lien, 4.239%, (3-month USLIBOR +3.000%), 12/27/2020	60,535
3,980,000		Urban One, Inc., Term Loan—1st Lien, 5.340%, (3-month USLIBOR +4.000%), 4/18/2023	3,917,813
		TOTAL	40,433,163
		Metals & Mining—0.3%
2,726,842		Peabody Energy Corp., Term Loan—1st Lien, 5.834%, (3-month USLIBOR +4.500%), 3/31/2022	2,746,448
		Midstream—1.9%
1,627,687		EMG Utica LLC, Term Loan—1st Lien, 5.197%, (3-month USLIBOR +3.750%), 3/27/2020	1,641,929
5,483,824		Energy Transfer Equity LP, Term Loan—1st Lien, 3.981%, (3-month USLIBOR +2.750%), 2/2/2024	5,516,535
4,896,307		Gulf Finance LLC, Term Loan—1st Lien, 6.590%, (3-month USLIBOR +5.250%), 8/25/2023	4,648,456
3,491,250		Summit Midstream Holdings LLC, Term Loan—1st Lien, 7.239%, (3-month USLIBOR +6.000%), 5/13/2022	3,543,619
		TOTAL	15,350,539
		Packaging—4.8%
992,500		Anchor Glass Container Corp., Term Loan—1st Lien, 4.014%, (3-month USLIBOR +2.750%), 12/7/2023	997,904
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 9.067%, (3-month USLIBOR +7.750%), 12/7/2024	506,875
1,781,111		Berry Global Group, Inc., Term Loan—1st Lien, 3.485%, (3-month USLIBOR +2.250%), 2/8/2020	1,789,607
995,000		Berry Plastics Corp., Term Loan—1st Lien, 3.485%, (3-month USLIBOR +2.250%), 1/19/2024	997,144
11,970,000		BWay Corp., Term Loan—1st Lien, 4.481%, (3-month USLIBOR +3.250%), 4/3/2024	12,018,060
1,496,250		Charter Nex US, Inc., Term Loan—1st Lien, 4.489%, (3-month USLIBOR +3.250%), 5/16/2024	1,503,357
1,000,000		Consolidated Container Co. LLC, Term Loan—1st Lien, 4.739%, (3-month USLIBOR +3.500%), 5/22/2024	1,008,125
1,496,250		Flex Acquisition Co., Inc., Term Loan—1st Lien, 4.335%, (3-month USLIBOR +3.000%), 12/29/2023	1,501,629
1,985,000		Fortress Merger Sub., Inc., Term Loan—1st Lien, 5.303%, (3-month USLIBOR +4.000%), 10/19/2023	1,994,925
1,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 9.799%, (3-month USLIBOR +8.500%), 10/19/2024	997,500
2,000,000		Multi-Color Corp., Term Loan—1st Lien, 3.584%, (3-month USLIBOR +2.250%), 9/20/2024	2,010,000
4,122,229		Reynolds Group Holdings, Inc., Term Loan—1st Lien, 4.239%, (3-month USLIBOR +3.000%), 2/5/2023	4,142,449
3,356,863		SIG Combibloc, Term Loan—1st Lien, 4.242%, (3-month USLIBOR +3.000%), 3/13/2022	3,373,647
3,872,797		Signode Industrial Group, Term Loan—1st Lien, 4.031%, (3-month USLIBOR +2.750%), 5/4/2021	3,892,955
1,642,882		Tekni-Plex, Inc., Term Loan—1st Lien, 4.811%, (3-month USLIBOR +3.500%), 6/1/2022	1,647,506
825,000		Tekni-Plex, Inc., Term Loan—2nd Lien, 9.061%, (3-month USLIBOR +7.750%), 6/1/2023	827,063
		TOTAL	39,208,746
		Pharmaceuticals—2.4%
4,975,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 4.083%, (3-month USLIBOR +2.750%), 9/24/2024	4,979,502
6,606,177		Pharmaceutical Product Development, Inc., Term Loan—1st Lien, 4.037%, (3-month USLIBOR +2.750%), 8/18/2022	6,646,772
2,113,864		Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, 5.990%, (3-month USLIBOR +4.750%), 4/1/2022	2,153,932
6,000,000		West Street Merger Sub, Inc., Term Loan—1st Lien, 4.334%, (3-month USLIBOR +3.000%), 8/7/2024	6,048,780
		TOTAL	19,828,986
		Restaurants—1.1%
7,440,881		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 3.583%, (3-month USLIBOR +2.250%), 2/16/2024	7,439,021
1,485,038		KFC Holding Co., Term Loan—1st Lien, 3.234%, (3-month USLIBOR +2.000%), 6/16/2023	1,493,391
		TOTAL	8,932,412

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Retailers—1.9%
$2,906,250		JC Penney Corp., Inc., Term Loan—1st Lien, 5.568%, (3-month USLIBOR +4.250%), 6/23/2023	$2,833,594
1,884,027		Michaels Stores, Inc., Term Loan—1st Lien, 3.985%, (3-month USLIBOR +2.750%), 1/30/2023	1,885,034
2,955,000		PETCO Animal Supplies, Inc., Term Loan—1st Lien, 4.311%, (3-month USLIBOR +3.000%), 1/26/2023	2,447,730
1,955,000		PetSmart, Inc., Term Loan—1st Lien, 4.240%, (3-month USLIBOR +3.000%), 3/11/2022	1,658,896
1,500,000		Sally Holdings LLC, Term Loan—1st Lien, 3.750%, (3-month USLIBOR +2.500%), 7/5/2024	1,500,000
2,636,227		Talbots, Inc., Term Loan—1st Lien, 5.739%, (3-month USLIBOR +4.500%), 3/19/2020	2,557,140
2,998,060		Talbots, Inc., Term Loan—2nd Lien, 9.739%, (3-month USLIBOR +8.500%), 3/19/2021	2,938,099
		TOTAL	15,820,493
		Services—1.0%
1,918,902		Acosta Holdco, Inc., Term Loan—1st Lien, 4.489%, (3-month USLIBOR +3.250%), 9/26/2021	1,705,424
1,891,000		Brickman Group Holdings, Inc., Term Loan—1st Lien, 4.237%, (3-month USLIBOR +3.000%), 12/18/2020	1,901,760
1,947,022		Brickman Group Holdings, Inc., Term Loan—2nd Lien, 7.734%, (3-month USLIBOR +6.500%), 12/17/2021	1,959,493
2,977,500		USIC Holdings, Inc., Term Loan—1st Lien, 5.004%, (3-month USLIBOR +3.500%), 12/8/2023	3,001,067
		TOTAL	8,567,744
		Supermarkets—0.1%
497,503		Albertsons LLC, Term Loan—1st Lien, 4.317%, (3-month USLIBOR +3.000%), 6/22/2023	479,023
		Technology—19.1%
4,000,000		Aerial Merger Sub, Inc., Term Loan—2nd Lien, 9.312%, (3-month USLIBOR +8.000%), 8/8/2025	4,060,000
1,000,000		Almonde, Inc., Term Loan—1st Lien, 4.817%, (3-month USLIBOR +3.500%), 6/13/2024	1,005,575
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 8.567%, (3-month USLIBOR +7.250%), 6/13/2025	1,530,803
4,000,000		Applied Systems, Inc., Term Loan—1st Lien, 4.574%, (3-month USLIBOR +3.250%), 9/19/2024	4,046,560
4,084,842		BMC Software, Inc., Term Loan—1st Lien, 5.239%, (3-month USLIBOR +4.000%), 9/10/2022	4,111,864
2,000,000		Brooks Automation, Inc., Term Loan—1st Lien, 3.834%, (3-month USLIBOR +2.500%), 10/4/2024	2,010,000
3,990,000		CCC Information Services, Inc., Term Loan—1st Lien, 4.240%, (3-month USLIBOR +3.000%), 4/27/2024	3,990,000
3,000,000		CCC Information Services, Inc., Term Loan—2nd Lien, 7.989%, (3-month USLIBOR +6.750%), 4/27/2025	3,097,500
1,910,831		CDW LLC, Term Loan—1st Lien, 3.340%, (3-month USLIBOR +2.000%), 8/17/2023	1,922,659
1,714,000		CommScope, Inc., Term Loan—1st Lien, 3.235%, (3-month USLIBOR +2.000%), 12/29/2022	1,722,141
4,878,368		Compuware Corp., Term Loan—1st Lien, 5.490%, (3-month USLIBOR +4.250%), 12/15/2021	4,939,348
975,833		Compuware Corp., Term Loan—2nd Lien, 9.490%, (3-month USLIBOR +8.250%), 12/15/2022	986,202
1,638,019		DELL International LLC, Term Loan—1st Lien, 3.740%, (3-month USLIBOR +2.500%), 9/7/2023	1,645,611
2,940,238		Diebold, Inc., Term Loan—1st Lien, 4.000%, (3-month USLIBOR +2.750%), 11/6/2023	2,948,514
4,491,017		First Data Corp., Term Loan—1st Lien, 3.487%, (3-month USLIBOR +2.250%), 7/8/2022	4,503,502
2,577,102		First Data Corp., Term Loan—1st Lien, 3.737%, (3-month USLIBOR +2.500%), 4/26/2024	2,588,377
995,000		Gartner, Inc., Term Loan—1st Lien, 3.235%, (3-month USLIBOR +2.000%), 4/5/2024	1,004,328
4,036,667		Hyland Software, Inc., Term Loan—1st Lien, 4.489%, (3-month USLIBOR +3.250%), 7/1/2022	4,081,656
3,000,000		Hyland Software, Inc., Term Loan—2nd Lien, 8.239%, (3-month USLIBOR +7.000%), 7/7/2025	3,071,250
2,109,942		Infor US, Inc., Term Loan—1st Lien, 4.083%, (3-month USLIBOR +2.750%), 2/1/2022	2,107,473
2,899,170		Informatica Corp., Term Loan—1st Lien, 4.833%, (3-month USLIBOR +3.500%), 8/5/2022	2,905,650
3,234,656		Ivanti Software, Inc., Term Loan—1st Lien, 5.490%, (3-month USLIBOR +4.250%), 1/20/2024	3,160,517
3,472,481		JD Power & Associates, Term Loan—1st Lien, 5.583%, (3-month USLIBOR +4.250%), 9/7/2023	3,489,844
1,333,333		JD Power & Associates, Term Loan—2nd Lien, 9.796%, (3-month USLIBOR +8.500%), 9/7/2024	1,353,333
1,985,000		JDA Software Group, Inc., Term Loan—1st Lien, 4.739%, (3-month USLIBOR +3.500%), 10/12/2023	2,000,066
2,962,500		Kemet Corp., Term Loan—1st Lien, 7.239%, (3-month USLIBOR +6.000%), 4/26/2024	2,981,016
4,962,563		Kronos, Inc., Term Loan—1st Lien, 4.811%, (3-month USLIBOR +3.500%), 11/1/2023	4,996,680
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 9.561%, (3-month USLIBOR +8.250%), 11/1/2024	3,623,742
2,000,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 10.240%, (3-month USLIBOR +9.000%), 1/20/2025	1,966,260
992,500		Leidos Innovations Corp., Term Loan—1st Lien, 3.250%, (3-month USLIBOR +2.000%), 8/16/2023	999,949
1,397,348		Microsemi Corp., Term Loan—1st Lien, 3.553%, (3-month USLIBOR +2.250%), 1/15/2023	1,401,896
5,000,000		NeuStar, Inc., Term Loan—1st Lien, 5.062%, (3-month USLIBOR +3.750%), 8/8/2024	5,048,950

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$1,962,848		ON Semiconductor Corp., Term Loan—1st Lien, 3.485%, (3-month USLIBOR +2.250%), 3/31/2023	$1,972,151
2,410,152		Optiv Security, Inc., Term Loan—1st Lien, 4.563%, (3-month USLIBOR +3.250%), 2/1/2024	2,270,568
4,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 8.563%, (3-month USLIBOR +7.250%), 2/1/2025	3,715,000
3,000,000		Project Leopard Holdings, Inc., Term Loan—1st Lien, 6.833%, (3-month USLIBOR +5.500%), 7/7/2023	3,037,500
5,975,025		Rackspace Hosting, Inc., Term Loan—1st Lien, 4.313%, (3-month USLIBOR +3.000%), 11/3/2023	5,975,772
1,901,251		Renaissance Learning, Inc., Term Loan—1st Lien, 5.083%, (3-month USLIBOR +3.750%), 4/9/2021	1,916,699
4,411,444		Renaissance Learning, Inc., Term Loan—2nd Lien, 8.333%, (3-month USLIBOR +7.000%), 4/11/2022	4,466,587
5,922,376		Riverbed Technology, Inc., Term Loan—1st Lien, 4.490%, (3-month USLIBOR +3.250%), 4/24/2022	5,797,769
3,960,000		Rocket Software, Inc., Term Loan—1st Lien, 5.583%, (3-month USLIBOR +4.250%), 10/14/2023	4,010,985
1,500,000		Rocket Software, Inc., Term Loan—2nd Lien, 10.833%, (3-month USLIBOR +9.500%), 10/14/2024	1,505,625
814,840		Sabre GLBL, Inc., Term Loan—1st Lien, 3.485%, (3-month USLIBOR +2.250%), 2/22/2024	819,594
2,500,000		Silverback Merger Sub, Inc., Term Loan—1st Lien, 5.316%, (3-month USLIBOR +4.000%), 8/21/2024	2,510,937
4,932,443		Solera Holdings, Inc., Term Loan—1st Lien, 4.485%, (3-month USLIBOR +3.250%), 3/3/2023	4,954,294
2,903,865		Sophia LP, Term Loan—1st Lien, 4.583%, (3-month USLIBOR +3.250%), 9/30/2022	2,904,547
64,955		SS&C European Holdings SARL, Term Loan—1st Lien, 3.489%, (3-month USLIBOR +2.250%), 7/8/2022	65,357
1,228,161		SS&C Technologies, Inc., Term Loan—1st Lien, 3.489%, (3-month USLIBOR +2.250%), 7/8/2022	1,235,751
4,987,500		Tempo Acquisition LLC, Term Loan—1st Lien, 4.237%, (3-month USLIBOR +3.000%), 5/1/2024	4,995,829
5,392,618		Tibco Software, Inc., Term Loan—1st Lien, 4.834%, (3-month USLIBOR +3.500%), 12/4/2020	5,418,907
4,820,373		Trans Union LLC, Term Loan—1st Lien, 3.239%, (3-month USLIBOR +2.000%), 4/10/2023	4,817,361
500,000		TTM Technologies, Term Loan—1st Lien, 3.834%, (3-month USLIBOR +2.500%), 9/14/2024	503,438
3,139,146		Vf Holding Corp., Term Loan—1st Lien, 4.485%, (3-month USLIBOR +3.250%), 6/30/2023	3,154,857
2,027,250		Wall Street Systems Delaware, Inc., Term Loan—1st Lien, 4.833%, (3-month USLIBOR +3.500%), 8/26/2023	2,042,455
		TOTAL	157,393,249
		Utility - Electric—1.1%
5,760,097		Calpine Construction Finance Co., Term Loan—1st Lien, 3.740%, (3-month USLIBOR +2.500%), 1/31/2022	5,761,883
992,500		Dayton Power & Light Co., Term Loan—1st Lien, 4.490%, (3-month USLIBOR +3.250%), 8/24/2022	1,006,772
1,985,000		Vistra Operations Co. LLC, Term Loan—1st Lien, 3.984%, (3-month USLIBOR +2.750%), 12/14/2023	1,994,091
		TOTAL	8,762,746
		Wireless Communications—1.0%
7,960,000		Sprint Communications, Inc., Term Loan—1st Lien, 3.750%, (3-month USLIBOR +2.500%), 2/2/2024	7,975,761
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $811,009,604)	811,490,326
		EXCHANGE-TRADED FUND—4.1%
1,475,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $33,669,730)	34,161,000
		INVESTMENT COMPANY—1.3%
10,737,511	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[3] (IDENTIFIED COST $10,738,140)	10,739,658
		TOTAL INVESTMENT IN SECURITIES-103.8% (IDENTIFIED COST $855,417,474)[4]	856,390,984
		OTHER ASSETS AND LIABILITIES-NET— (3.8)%[5]	(31,679,186)
		TOTAL NET ASSETS—100%	$824,711,798
1	Floating/adjustable note with current rate and current maturity or next reset date shown.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2017	49,349,333
Purchases/Additions	45,784,949
Sales/Reductions	(84,396,771)
Balance of Shares Held 9/30/2017	10,737,511
Value	$10,739,658
Change in Unrealized Appreciation/Depreciation	$(4,797)
Net Realized Gain/(Loss)	$4,356
Dividend Income	$81,712
3	7-day net yield.
4	At September 30, 2017, the cost of investments for federal tax purposes was $854,457,953. The net unrealized appreciation of investments for federal tax purposes was $1,933,031. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,584,469 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,651,438.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$811,490,326	$—	$811,490,326
Exchange-Traded Fund	34,161,000	—	—	34,161,000
Investment Company	10,739,658	—	—	10,739,658
TOTAL SECURITIES	$44,900,658	$811,490,326	$—	$856,390,984

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017